Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2014
Partnership Units (Table Text Block)
	As of December31,	As of December 31,
	2014	2013
Common units	104,079,960	88,440,710
General partner units	2,124,081	1,765,457
Preferred units	14,223,737	18,922,221
Total partnership units	120,427,778	109,128,388

Prior To Fourth Amendment
Schedule of Incentive Distributions (Text Block)
		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%

After Fourth Amendment
Schedule of Incentive Distributions (Text Block)
		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.2325	98%	2%
First Target Distribution	up to $0.2425	98%	2%
Second Target Distribution	above $0.2425 up to $0.2675	85%	15%
Third Target Distribution	above $0.2675 up to $0.2925	75%	25%
Thereafter	above $0.2925	65%	35%